Parent Only Financial Statements (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net cash used in operating activities	$ (59,047)	$ (121,515)	$ (366,226)
CASH - BEGINNING OF PERIOD	183,097	304,955	663,078
CASH - END OF PERIOD	123,464	183,097	304,955
Parent [Member]
Net cash used in operating activities
CASH - BEGINNING OF PERIOD
CASH - END OF PERIOD